CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 120,010	$ 405
Accounts receivables, net	692,351	835,173
Prepaid expenses and other current assets	113,726	104,638
Right of use asset - current	12,690	80,561
Restricted investments	1,282,838	1,446,400
Total Current Assets	2,221,615	2,467,177
Oil and natural gas properties, net (full cost)	941,691	1,127,338
Property, plant and equipment, net	$ 3,610,728	39,835
Right of use asset - noncurrent		12,690
Due from related parties		$ 1,196,796
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party	Related party
Deferred tax asset	$ 608,500
Total Assets	7,382,534	$ 4,843,836
Current liabilities
Accounts payable	1,472,961	1,547,146
Accrued expenses	259,131	388,765
Notes payable - current	469,968	550,075
Lease liabilities - current	12,690	80,561
Total Current Liabilities	3,145,922	3,132,180
Asset retirement obligation	1,654,968	5,485,915
Lease liabilities - noncurrent		12,690
Notes payable - noncurrent	2,053,013
TOTAL LIABILITIES	6,853,903	8,630,785
Commitments and Contingencies (Note 14)
Stockholders' (Deficit) Equity
Preferred stock, 10,000,000 shares authorized: Series X Preferred stock, $0.001 par value, 5,000 shares issued and outstanding at December 31, 2023 and none issued and outstanding at December 31, 2022	1
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,336,500 shares issued and outstanding (excluding 1,582,797 and 11,500,000 shares subject to possible redemption) as of December 31, 2023 and 2022, respectively	6,206
Additional paid-in capital	512,279
Accumulated (deficit) earnings	10,145
Total Stockholders' Deficit	528,631
Total Members' Equity		(3,786,949)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	7,382,534	4,843,836
Nonrelated party
Current liabilities
Due to related party	45,059	162,317
Related party
Current assets
Due from related parties		1,196,796
Current liabilities
Due to related party	$ 886,113	$ 403,316